Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
The following table summarizes the impact of Company’s restructuring charges on the consolidated statements of operations for the years ended December 31:

	2015	2014	2013
Cost of sales - services	$3.1	$0.5	$25.6
Cost of sales - products	1.4	1.2	1.2
Selling and administrative expense	16.1	—	20.4
Research, development and engineering expense	0.6	9.9	6.0
Total	$21.2	$11.6	$53.2

Restructuring charges (benefits) within continuing operations by reporting segments
The following table summarizes the Company’s restructuring charges by reporting segment for the years ended December 31:

	2015	2014	2013
Severance
NA	$10.6	$4.1	$42.8
AP	1.2	0.4	2.0
EMEA	3.8	0.5	1.2
LA	5.6	6.6	4.1
Total severance	21.2	11.6	50.1

Other
NA	—	—	2.0
AP	—	—	0.6
EMEA	—	—	0.5
Total other	—	—	3.1
Total	$21.2	$11.6	$53.2

Cumulative total restructuring costs [Table Text Block]
The following table summarizes the Company's cumulative total restructuring costs from continuing operations for the multi-year realignment plan as of December 31, 2015:

Cumulative total restructuring costs from continuing operations for the multi-year realignment plan	Severance	Other	Total

NA	$67.9	$2.0	$69.9
AP	3.8	0.6	4.4
EMEA	5.6	0.9	6.5
LA	20.0	—	20.0
Total	$97.3	$3.5	$100.8

Restructuring accrual balances and related activity
The following table summarizes the Company’s restructuring accrual balances and related activity:

Balance at January 1, 2013	$10.5
Liabilities incurred	53.2
Liabilities paid/settled	(32.0)
Balance at December 31, 2013	$31.7
Liabilities incurred	11.6
Liabilities paid/settled	(35.7)
Balance at December 31, 2014	$7.6
Liabilities incurred	21.2
Liabilities paid/settled	(24.1)
Balance at December 31, 2015	$4.7